Acquisition (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 08, 2017
Business Acquisition [Line Items]
Acquisition related costs	$ 1,271,000	$ 65,000
Goodwill	$ 25,203,000	$ 10,072,000
Benchmark [Member]
Business Acquisition [Line Items]
Date of acquisition	Sep. 08, 2017
Share price in business merger			$ 8.59
Goodwill	$ 15,100,000